Note 9 - Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(
9
)
Other
Intangible
Assets

The following is an analysis of the core deposit intangible activity for the years ended
December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2016	$1,056,693	$(976,178)	$80,515

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2017	$1,056,693	$(1,011,927)	$44,766

Addition	560,000	-	560,000
Amortization Expense	-	(48,193)	(48,193)

Balance, December 31, 201 8	$1,616,693	$(1,060,120)	$556,573

Amortization expense related to the core deposit intangible was
$48,193,
$35,749
and
$35,749
for the years ended
December 31, 2018,
2017
and
2016.
The estimated future amortization expense for intangible assets remaining as of
December 31, 2018
is as follows:

Year Ending December 31	Amount

2019	$83,684
2020	74,667
2021	74,667
2022	74,667
2023	74,667
Thereafter	174,221

$556,573